Regulatory Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Requirements
(13)	Regulatory Requirements

The OCC requires savings institutions to maintain a minimum tangible capital ratio to tangible assets of 1.5%, a minimum core capital ratio to total adjusted assets of 4.0%, and a minimum ratio of total risk-adjusted total assets of 8.0%.

Under prompt corrective action regulations, the OCC is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on the institution’s financial statements. The regulations establish a framework for the classification of savings institutions into five categories: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Generally, an institution is considered well capitalized if it has a core capital ratio of at least 5%, a Tier 1 risk-based capital ratio of at least 6%, and a total risk-based capital ratio of at least 10%.

The foregoing capital ratios are based in part on specific quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classifications also are subject to qualitative judgments by the regulators about capital components, risk weighting, and other factors.

Management believes that as of December 31, 2011, the Bank met all capital adequacy requirements to which it is subject. Further, the most recent OCC notification categorized the Bank as a well-capitalized institution under the prompt corrective action regulations. There have been no conditions or events since that notification that management believes have changed the Bank’s capital classification.

Northfield Bancorp, Inc. is regulated, supervised, and examined by the FRB as a savings and loan holding company and, as such, is not subject to regulatory capital requirements. The Dodd-Frank Act will require the federal banking agencies to establish consolidated risk-based and leverage capital requirements for insured depository institutions, depository institution holding companies and systemically important nonbank financial companies. These requirements must be no less than those to which insured depository institutions are currently subject. As a result, on the fifth anniversary of the effective date of the Dodd-Frank Act, we will become subject to consolidated capital requirements which we have not been subject to previously.

The following is a summary of the Bank’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2011 and 2010, for classification as a well-capitalized institution and minimum capital (dollars in thousands).

	Actual		Adequacy Purposes		Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Tangible capital to tangible assets	$312,993	13.42%	$34,987	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	312,993	13.42	93,298	4.00	116,622	5.00
Total capital (to risk-weighted assets)	330,147	24.71	106,901	8.00	133,627	10.00
As of December 31, 2010:
Tangible capital to tangible assets	$292,981	13.43%	$32,723	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	292,981	13.43	87,263	4.00	109,078	5.00
Total capital (to risk-weighted assets)	307,375	27.39	89,751	8.00	112,188	10.00